COMMITMENTS, CONCENTRATIONS OF CREDIT RISK AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS, CONCENTRATIONS OF CREDIT RISK AND CONTINGENCIES
COMMITMENTS, CONCENTRATIONS OF CREDIT RISK AND CONTINGENCIES

Note 15—COMMITMENTS, CONCENTRATIONS OF CREDIT RISK AND CONTINGENCIES

        The Bank is party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. These instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the consolidated balance sheets.

        The Bank's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of these instruments. The Bank uses the same credit policies in making commitments as for on-balance sheet instruments. At December 31, 2012 and 2011, the Bank had commitments to extend credit including lines of credit of $53.3 million and $40.3 million respectively.

        Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require a payment of a fee. Since commitments may expire without being drawn upon, the total commitments do not necessarily represent future cash requirements. The Bank evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management's credit evaluation of the party. Collateral held varies but may include inventory, property and equipment, residential real estate and income producing commercial properties.

        The primary market area served by the Bank is Lexington, Richland, Newberry and Kershaw Counties within the Midlands of South Carolina. Management closely monitors its credit concentrations and attempts to diversify the portfolio within its primary market area. The Company considers concentrations of credit risk to exist when pursuant to regulatory guidelines, the amounts loaned to multiple borrowers engaged in similar business activities represent 25% or more of the Bank's risk based capital, or approximately $15.4 million. Based on this criteria, the Bank had four such concentrations at December 31, 2012, including $82.0 million (24.7% of total loans) to private households, $45.8 million (13.8% of total loans) to lessors of residential properties, $62.1 million (18.7% of total loans) to lessors of non-residential properties and $26.8 million (8.1% of total loans) to religious organizations. As reflected above, private households make up 24.7% of total loans and equate to approximately 133.1% of total regulatory capital. The risk in this portfolio is diversified over a large number of loans (approximately 2,065). Commercial real estate loans and commercial construction loans represent $237.6 million, or 72.1%, of the portfolio. Approximately $76.0 million, or 31.7%, of the total commercial real estate loans are owner occupied, which can tend to reduce the risk associated with these credits. Although the Bank's loan portfolio, as well as existing commitments, reflects the diversity of its primary market area, a substantial portion of its debtor's ability to honor their contracts is dependent upon the economic stability of the area.

        The nature of the business of the company and bank may at times result in a certain amount of litigation. The bank is involved in certain litigation that is considered incidental to the normal conduct of business. Management believes that the liabilities, if any, resulting from the proceedings will not have a material adverse effect on the consolidated financial position, consolidated results of operations or consolidated cash flows of the company.

        At December 31, 2012, the Bank has entered into the following interest rate swap agreement:

(Dollars in thousands) Notional Amount	Description	Cap/Swap Rate	Contract Date	Expiration Date	Fair Value 12/31/2012
$10,000	Interest Rate Swap	3.66% fixed	10/8/2008	10/8/2013	$(338)

        The Bank entered into a five year interest rate swap agreement on October 8, 2008. The swap agreement has a $10.0 million notional amount. The Bank will receive a variable rate of interest on the notional amount based on a three month LIBOR rate and pay a fixed rate interest of 3.66%. The contract was entered into to protect us from the negative impact of rising interest rates. The Bank's exposure to credit risk is limited to the ability of the counterparty to make potential future payments required pursuant to the agreement. The Bank's exposure to market risk of loss is limited to the changes in the market value of the swap between reporting periods. The fair value of the contract was ($338) thousand and ($602) thousand as of December 31, 2012 and December 31, 2011 respectively. The change in fair value of the contract recognized in earnings during 2012, 2011, and 2010 was $58 thousand, $166 thousand and $581 thousand, respectively. The fair value of the contract is calculated based on the present value, over the remaining term of the contract, of the difference between the five year swap rate multiplied by the notional amount at the reporting date and the fixed interest rate of 3.66% multiplied by the notional amount of the contract.